Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

February 28, 2018

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, DC 20549

Re:	Kinetics Mutual Funds, Inc. (“the Company”) File Nos. 333-78275 and 811-09303

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Company hereby submits Post-Effective Amendment No. 68 to the Company’s Registration Statement for the purpose of adding material disclosure with respect to the investment in Bitcoin by certain series of the Company.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing will be effective sixty (60) days after filing or as soon as possible thereafter.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Very truly yours,

/s/ Eric W. Pinciss

Eric W. Pinciss
For U.S. Bancorp Fund Services, LLC

Enclosures